Fair Value of Financial Instruments and Derivative Instruments (Loss) / Gain Recognized on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	$ (121)	$ 18	$ 72
Interest Rate Contract | Other Expense Income On Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	0	18	72
Bunker Fuel Contracts | Other Expense Income On Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	$ (121)	$ 0	$ 0